K&L Gates LLP

One Lincoln Street

Boston, MA 02111

June 1, 2020

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (File Nos. 333-231856 and 811-22352); Post-Effective Amendment No. 1 to Registration Statement on Form N-2 under the Securities Act of 1933

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (File Nos. 333-231853 and 811-22353); Post-Effective Amendment No. 1 to Registration Statement on Form N-2 under the Securities Act of 1933

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of each of the above captioned funds (the “Registrants”) is a post-effective amendment to the registration statement on Form N-2 under the 1933 Act, which also serves as an amendment to each Registrant’s registration under the 1940 Act (the “Registration Statement”). The filing represents the annual update for each Registrant and would, if the Registrants were open-end investment companies, be filed pursuant to Rule 485(b). In this regard, each Registrant requests limited review of the filing, and each Registrant seeks effectiveness no later than July 29, 2020.

The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The SEC staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing. Please note that, in keeping with the request for limited review above, based on the staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filings are limited to routine updates to the expense, financial and performance tables, and ownership of fund shares. The investment strategies and investment policies of each Registrant have not changed. Please note that each Registrant will file another amendment to its Registration that will include its annual audited financial statements.

As you may recall, each Registrant is a feeder fund that is a continuously offered closed-end management investment company.

To facilitate your review, at your request we can send to you under separate cover marked versions of the prospectus and statement of additional information showing changes from the current offering documents.

Thank you for your attention to these filings. Please direct any questions to the undersigned at (617) 951-9053.

Sincerely,

/s/ Abigail P. Hemnes

Abigail P. Hemnes